Stock Option and Incentive Plan (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Employee equity-based compensation pre-tax expense
Equity-based compensation expense	$ 36,631	$ 44,455	$ 42,911
Cost of service [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	14,641	20,061	21,733
Research and development [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	2,701	4,218	4,249
Selling general and administrative [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	$ 19,289	$ 20,176	$ 16,929